SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
General and administrative expenses	$ 369	$ (219)	$ (1,751)
Research and Development Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	62	(163)	(529)
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(140)	(76)	(19)
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note	2,151
Interest expense related to Promissory note	$ 121